Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 25,497	£ 24,205
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	381,553	395,508
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	18,720	17,760
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	6,777	6,445
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,356	1,748
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 380,197	£ 393,760